Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 10 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

	December 31,
	2025	2024
a. Accrued liabilities and other payables:
Employees and institutions for employees	$581	$656
Provisions for vacation	605	537
Royalties and Other	62	101
	$1,248	$1,294

Statements of operations:

b.	Revenues

1)	Disaggregated revenues

	Year ended December 31,
	2025	2024	2023
Revenues from licensing agreement (see Note 2(p))	$2,000	$-	$10,000
Revenues from the sales of goods	371	515	959
Total revenues	$2,371	$515	$10,959
2)	Revenues by geographical area (based on the location of customers):

	Year ended December 31,
	2025	2024	2023
United states	$2,176	$484	$10,839
Canada	96	-	87
Europe and Other	98	-	28
Israel	1	31	5
Total revenues	$2,371	$515	$10,959

3)	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended December 31,
	2025	2024	2023
Customer A	$2,159	$476	$10,743

c.	Long-lived assets

All of the Company’s operating Right-of-use lease assets and long-lived assets are located in Israel.

d.	Financial income (expenses), net

	Year ended December 31,
	2025	2024	2023
Exchange rate differences	$(371)	$(79)	$(285)
Bank and other fees	(15)	(17)	(10)
Interest on bank deposits	380	738	788
Financial income (expenses), net	$(6)	$642	$493